Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	24,273,668	18,817,702
Convertible Preferred Stock [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	16,550,275	16,616,250
Warrant [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	3,653,443	470,939
StockAwardsMember
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	554,000	857,093
Share-based Payment Arrangement, Option [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	1,690,758	873,420
Convertible Notes Payable [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of earnings (loss) per share [Line Items]
Common shares equivalents, outstanding	1,825,192